Note 14 - Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2020	2019
Allocated shares	179,507	180,959
Unreleased shares	10,821	25,249
Total ESOP shares	190,328	206,208

Fair value of unreleased shares (in thousands)	$160	$372

Share-based Payment Arrangement, Activity [Table Text Block]
	2020		2019
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	38,887	$13.30	48,608	$13.30
Granted	--	--	--	--
Vested	(9,421)	13.30	(9,721)	13.30
Forfeited	(1,200)	13.30	--	--
Unvested at the end of the year	28,266	$13.30	38,887	$13.30

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	2020			2019
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	256,336	$10.87	6.0	279,836	$10.64	6.8
Granted	--	--	--	--	--	--
Exercised	(12,500)	8.10	--	(23,500)	8.10	--
Forfeited	(3,200)	13.30	--	--	--	--
Outstanding at the end of the period	240,636	$10.98	5.5	256,336	$10.87	6.0
Exercisable at the end of the period	161,054	$9.84	5.4	147,027	$9.07	4.8

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Expected dividend yield	2.11%
Risk-free interest rate	2.96%
Expected life of options (in years)	6.5
Expected stock-price volatility	12.42%